UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE ALL CAP GROWTH ETF

FORM N-Q

DECEMBER 31, 2018

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 14.0%
Entertainment - 1.5%
Liberty Media Corp-Liberty Formula One, Class A Shares	870	$25,856	*
Liberty Media Corp-Liberty Formula One, Class C Shares	1,334	40,954	*
Lions Gate Entertainment Corp., Class B Shares	5,742	85,441
Walt Disney Co.	9,396	1,030,271

Total Entertainment		1,182,522

Interactive Media & Services - 7.2%
Alphabet Inc., Class A Shares	986	1,030,331	*
Alphabet Inc., Class C Shares	1,508	1,561,700	*
Facebook Inc., Class A Shares	10,963	1,437,140	*
Twitter Inc.	55,448	1,593,575	*

Total Interactive Media & Services		5,622,746

Media - 5.3%
AMC Networks Inc., Class A Shares	4,698	257,826	*
Comcast Corp., Class A Shares	83,694	2,849,781
Discovery Inc., Class A Shares	14,616	361,600	*
GCI Liberty Inc., Class A Shares	2,262	93,104	*
Liberty Broadband Corp., Class A Shares	522	37,485	*
Liberty Broadband Corp., Class C Shares	986	71,021	*
Liberty Media Corp-Liberty SiriusXM, Class A Shares	3,712	136,602	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	7,424	274,539	*

Total Media		4,081,958

TOTAL COMMUNICATION SERVICES		10,887,226

CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill Inc.	1,494	645,094	*
Yum China Holdings Inc.	22,784	763,948

Total Hotels, Restaurants & Leisure		1,409,042

Internet & Direct Marketing Retail - 5.1%
Alibaba Group Holding Ltd., ADR	3,380	463,297	*
Amazon.com Inc.	1,952	2,931,845	*
Qurate Retail Inc.	28,362	553,626	*

Total Internet & Direct Marketing Retail		3,948,768

Specialty Retail - 1.4%
Home Depot Inc.	6,306	1,083,497

TOTAL CONSUMER DISCRETIONARY		6,441,307

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 3.4%
Beverages - 1.4%
Anheuser-Busch InBev SA/NV, ADR	9,338	$614,534
Coca-Cola Co.	9,738	461,094

Total Beverages		1,075,628

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,550	723,170

Food Products - 1.1%
McCormick & Co. Inc., Non Voting Shares	5,966	830,706

TOTAL CONSUMER STAPLES		2,629,504

ENERGY - 3.3%
Energy Equipment & Services - 1.3%
National Oilwell Varco Inc.	14,036	360,725
Schlumberger Ltd.	15,138	546,179
Weatherford International PLC	202,826	113,380	*

Total Energy Equipment & Services		1,020,284

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	21,982	963,691
Pioneer Natural Resources Co.	4,638	609,990

Total Oil, Gas & Consumable Fuels		1,573,681

TOTAL ENERGY		2,593,965

FINANCIALS - 3.3%
Capital Markets - 2.1%
BlackRock Inc.	2,332	916,056
Charles Schwab Corp.	17,690	734,666

Total Capital Markets		1,650,722

Consumer Finance - 1.2%
American Express Co.	9,222	879,041

TOTAL FINANCIALS		2,529,763

HEALTH CARE - 21.7%
Biotechnology - 9.2%
Alexion Pharmaceuticals Inc.	5,568	542,100	*
Biogen Inc.	8,990	2,705,271	*
BioMarin Pharmaceutical Inc.	4,950	421,492	*
Celgene Corp.	11,368	728,575	*
ImmunoGen Inc.	12,012	57,658	*
Ionis Pharmaceuticals Inc.	12,412	670,993	*
Regeneron Pharmaceuticals Inc.	1,798	671,553	*
Vertex Pharmaceuticals Inc.	8,120	1,345,565	*

Total Biotechnology		7,143,207

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	5,220	$474,811

Health Care Providers & Services - 6.1%
UnitedHealth Group Inc.	19,022	4,738,761

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc.	5,336	1,194,143

Pharmaceuticals - 4.3%
Allergan PLC	10,952	1,463,845
Johnson & Johnson	6,902	890,703
Zoetis Inc.	11,680	999,107

Total Pharmaceuticals		3,353,655

TOTAL HEALTH CARE		16,904,577

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
L3 Technologies Inc.	6,728	1,168,384

Air Freight & Logistics - 1.0%
United Parcel Service Inc., Class B Shares	7,946	774,973

Building Products - 0.9%
Johnson Controls International PLC	23,490	696,479

Construction & Engineering - 0.6%
Fluor Corp.	14,964	481,841

Industrial Conglomerates - 1.1%
Honeywell International Inc.	6,888	910,043

Machinery - 1.1%
Caterpillar Inc.	4,507	572,704
Pentair PLC	7,192	271,714	*

Total Machinery		844,418

Professional Services - 0.7%
IHS Markit Ltd.	11,277	540,958	*

Trading Companies & Distributors - 1.7%
NOW Inc.	14,268	166,079	*
WW Grainger Inc.	4,044	1,141,864

Total Trading Companies & Distributors		1,307,943

TOTAL INDUSTRIALS		6,725,039

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 1.3%
Palo Alto Networks Inc.	5,278	994,111	*

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories Inc., Class A Shares	11,310	699,411
TE Connectivity Ltd.	15,370	1,162,433

Total Electronic Equipment, Instruments & Components		1,861,844

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
IT Services - 5.7%
Akamai Technologies Inc.	18,396	$1,123,628	*
PayPal Holdings Inc.	16,936	1,424,148	*
Visa Inc., Class A Shares	14,268	1,882,520

Total IT Services		4,430,296

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Inc.	3,944	1,002,880
Cree Inc.	10,208	436,647	*
NVIDIA Corp.	2,790	372,465
QUALCOMM Inc.	15,478	880,853
Texas Instruments Inc.	8,294	783,783

Total Semiconductors & Semiconductor Equipment		3,476,628

Software - 13.5%
Adobe Inc.	5,988	1,354,725	*
Autodesk Inc.	9,570	1,230,798	*
Citrix Systems Inc.	15,138	1,551,039
LogMeIn Inc.	1,508	123,008
Microsoft Corp.	21,576	2,191,474
Nuance Communications Inc.	16,472	217,925	*
Nutanix Inc., Class A Shares	9,860	410,077	*
Oracle Corp.	20,412	921,602
Red Hat Inc.	4,730	830,777	*
Splunk Inc.	9,522	998,382	*
VMware Inc., Class A Shares	5,170	708,962

Total Software		10,538,769

Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.	4,640	731,914
Seagate Technology PLC	29,506	1,138,636
Western Digital Corp.	7,482	276,610

Total Technology Hardware, Storage & Peripherals		2,147,160

TOTAL INFORMATION TECHNOLOGY		23,448,808

MATERIALS - 3.6%
Chemicals - 2.2%
Ecolab Inc.	7,076	1,042,649
Linde PLC	4,109	641,168	*

Total Chemicals		1,683,817

Metals & Mining - 1.4%
Freeport-McMoRan Inc.	52,664	542,966
Nucor Corp.	11,310	585,971

Total Metals & Mining		1,128,937

TOTAL MATERIALS		2,812,754

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equinix Inc.		2,076	$731,915

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $81,882,043)			75,704,858

	RATE
SHORT-TERM INVESTMENTS - 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $1,930,819)	2.174%	1,930,820	1,930,820

TOTAL INVESTMENTS - 99.8% (Cost - $83,812,862)			77,635,678
Other Assets in Excess of Liabilities - 0.2%			137,719

TOTAL NET ASSETS - 100.0%			$77,773,397

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/

Notes to Schedule of Investments (unaudited) (continued)

dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$75,704,858	—	—	$75,704,858
Short-Term Investments†	1,930,820	—	—	1,930,820

Total Investments	$77,635,678	—	—	$77,635,678

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019